ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2023	2022
Current:
Accounts receivable	$3,503	$2,276
Finance lease receivables	163	37
Prepayments & other assets	1,010	315
Total current	$4,676	$2,628

Non-current:
Finance lease receivables	$2,720	$1,000
Restricted cash(1)	157	104
Accounts receivable	116	59
Other assets	484	361
Total non-current	$3,477	$1,524

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2023:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$454	$449	$440	$413	$404	$3,237	$5,397
Operating lease receivables	1,349	1,162	963	792	672	1,860	6,798
Total lease receivables	$1,803	$1,611	$1,403	$1,205	$1,076	$5,097	$12,195
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2022:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$172	$170	$169	$167	$165	$1,552	$2,395
Operating lease receivables	395	328	307	287	265	969	2,551
Total lease receivables	$567	$498	$476	$454	$430	$2,521	$4,946